INVESTMENTS, Investments at Fair Value through Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Debt instruments [Abstract]
Cost		S/ 39,716,636	S/ 36,747,160
Unrealized gross amount, profits		418,984	399,153
Unrealized gross amount, losses		(685,542)	(910,679)
Estimated fair value		39,450,078	36,235,634
Equity instruments designated at the initial recognition [Abstract]
Cost		164,625	185,702
Unrealized gross amount, profits		5,344	161,230
Unrealized gross amount, losses		(22,705)	(12,130)
Estimated fair value		147,264	334,802
Balance before accrued interest [Abstract]
Cost		39,881,261	36,932,862
Unrealized gross amount, profits		424,328	560,383
Unrealized gross amount, losses		(708,247)	(922,809)
Estimated fair value		39,597,342	36,570,436
Accrued interest		545,296	473,504
Total at fair value through other comprehensive income investments		40,142,638	37,043,940
Provision of credit losses		27,900	4,300
Inversiones Centenario [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		112,647	112,647
Unrealized gross amount, profits		0	23,214
Unrealized gross amount, losses		(8,488)	0
Estimated fair value		104,159	135,861
Holding Bursatil Chilena S.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		13,232	20,457
Unrealized gross amount, profits		1,738	0
Unrealized gross amount, losses		0	(1,761)
Estimated fair value		14,970	18,696
Holding Bursatil Regional S.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		20,599	20,599
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(6,023)	(2,318)
Estimated fair value		14,576	18,281
Corporacin Andina de Fomento [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		4,441	4,441
Unrealized gross amount, profits		873	776
Unrealized gross amount, losses		0	0
Estimated fair value		5,314	5,217
Compania Universal Textil S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		4,369	6,195
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(2,583)	(2,415)
Estimated fair value		1,786	3,780
Pagos Digitales Peruanos S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		5,611	5,611
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(5,611)	(5,611)
Estimated fair value		0	0
Alicorp S.A.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		0	12,197
Unrealized gross amount, profits		0	134,185
Unrealized gross amount, losses		0	0
Estimated fair value		0	146,382
Other Currencies [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		3,726	3,555
Unrealized gross amount, profits		2,733	3,055
Unrealized gross amount, losses		0	(25)
Estimated fair value		6,459	6,585
Corporate Bonds [Member]
Debt instruments [Abstract]
Cost	[1]	14,481,834	13,643,405
Unrealized gross amount, profits	[1]	159,106	177,408
Unrealized gross amount, losses	[1]	(535,597)	(643,985)
Estimated fair value	[1]	14,105,343	13,176,828
Government Bonds [Member]
Debt instruments [Abstract]
Cost	[2]	12,112,328	10,387,141
Unrealized gross amount, profits	[2]	231,115	185,055
Unrealized gross amount, losses	[2]	(96,788)	(207,320)
Estimated fair value	[2]	12,246,655	10,364,876
Certificates of Deposit BCRP [Member]
Debt instruments [Abstract]
Cost	[3]	11,431,599	10,924,181
Unrealized gross amount, profits	[3]	4,542	11,125
Unrealized gross amount, losses	[3]	(384)	(53)
Estimated fair value	[3]	11,435,757	10,935,253
Securitization Instruments [Member]
Debt instruments [Abstract]
Cost	[4]	735,673	710,695
Unrealized gross amount, profits	[4]	15,414	15,611
Unrealized gross amount, losses	[4]	(41,592)	(48,421)
Estimated fair value	[4]	709,495	677,885
Negotiable Certificates of Deposit [Member]
Debt instruments [Abstract]
Cost	[5]	416,236	458,503
Unrealized gross amount, profits	[5]	5,247	6,501
Unrealized gross amount, losses	[5]	(3,676)	(2,368)
Estimated fair value	[5]	417,807	462,636
Subordinated Bonds [Member]
Debt instruments [Abstract]
Cost		171,618	282,368
Unrealized gross amount, profits		2,329	2,243
Unrealized gross amount, losses		(5,482)	(6,793)
Estimated fair value		168,465	277,818
Others [Member]
Debt instruments [Abstract]
Cost		367,348	340,867
Unrealized gross amount, profits		1,231	1,210
Unrealized gross amount, losses		(2,023)	(1,739)
Estimated fair value		S/ 366,556	S/ 340,338

[1]	At December 31, 2024, the balance corresponds to corporate bonds issued by companies in the United States of America, Peru, Chile and other countries, representing 42.2 percent, 33.2 percent, 3.6 percent and 21.0 percent of the total, respectively. At December 31, 2023, the balance corresponds to corporate bonds issued by companies in the United States of America, Peru, Colombia and other countries, representing 40.2 percent, 34.2 percent, 4.3 percent and 21.3 percent of the total, respectively.
[2]	As of December 31, 2024 and December 31, 2023, the balance includes the following Government Bonds:
[3]	As of December 31, 2024, the Group maintains 116,499 certificates of deposits BCRP (111,613 as of December 31, 2023); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles.
[4]	As of December 31, 2024 and 2023, the balance of securitization instruments includes the following:
[5]	As of December 31, 2024 the balance corresponds to certificates equivalent to S/417.8 million in other currencies, issued mainly by the Bolivian financial systems. As of December 31, 2023, the balance corresponds to certificates equivalent to S/462.6 million in other currencies. issued mainly by the financial systems of Colombia and Bolivia.